Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Accrued interest	$ 2,221	$ 1,845
Inventory write-off expenses	92
Impairment losses
Advertising and marketing expenses	$ 746	$ 534	$ 622
Diluted net income (loss) per share (in Shares)	78,974	50,459	342,583
Percentage of recognized income tax positions	50.00%
Severance expenses	$ 1,518	$ 1,194	$ 1,112
Percentage of annual compensation	100.00%
Internal revenue service limits (in Dollars per share)	$ 23,500
Contributions of expenses	$ 155	$ 140	$ 117
Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of deposits interest rates	4.91%
Payment terms	30 days
Contribution plan percentage	100.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of deposits interest rates		7.25%
Payment terms	90 days
U.S. defined contribution plan [Member]
Significant Accounting Policies [Line Items]
Maximum amount for the older age group	$ 31
U.S. defined contribution plan [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Contribution plan percentage	5.00%